Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 104,634	$ 2	$ 2,838	$ (116,828)	$ (113,988)
Balance (in Shares) at Dec. 31, 2023	100,608,468	24,522,046
Net Loss				(30,064)	(30,064)
Issuance of common stock warrants			76		76
Issuance of common stock warrants (in shares)
Stock-based compensation			513		513
Exercise of stock options			47		47
Exercise of stock options (in shares)		266,799
Balance at Dec. 31, 2024	$ 104,634	$ 2	3,474	(146,892)	(143,416)
Balance (in Shares) at Dec. 31, 2024	100,608,468	24,788,845
Net Loss				(2,391)	(2,391)
Issuance of common stock warrants			121		121
Stock-based compensation			183		183
Exercise of stock options (in shares)		8,125
Exercise of common stock warrants			3		3
Balance at Mar. 31, 2025	$ 104,634	$ 2	3,781	(149,283)	(145,500)
Balance (in Shares) at Mar. 31, 2025	100,608,468	24,796,970
Balance at Dec. 31, 2024	$ 104,634	$ 2	3,474	(146,892)	(143,416)
Balance (in Shares) at Dec. 31, 2024	100,608,468	24,788,845
Net Loss				(39,671)	(39,671)
Issuance of common stock warrants			3,545		3,545
Issuance of common stock warrants (in shares)
Stock-based compensation			553		553
Exercise Of Preferred Stock Warrant For Series F Redeemable Convertible Preferred Stock Value	$ 304
Exercise of preferred stock warrant for Series F redeemable convertible preferred stock (in Shares)	110,000
Conversion of SAFEs to Series F redeemable convertible preferred stock	$ 54,790
Conversion of SAFEs to Series F redeemable convertible preferred stock (in shares)	28,242,363
Conversion of convertible notes to Series F redeemable convertible preferred stock value	$ 31,471
Conversion of convertible notes to Series F redeemable convertible preferred stock (in Shares)	16,211,980
Exercise of stock options			130		130
Exercise of stock options (in shares)		624,451
Exercise of common stock warrants		$ 1	7		8
Exercise of common stock warrants (in shares)		750,000
Balance at Dec. 31, 2025	$ 191,199	$ 3	7,709	(186,563)	(178,851)
Balance (in Shares) at Dec. 31, 2025	145,182,811	26,163,296
Net Loss				(6,941)	(6,941)
Issuance of common stock warrants			2,822		2,822
Issuance of common stock warrants (in shares)		2,639,038
Stock-based compensation			125		125
Conversion of SAFEs to Series F redeemable convertible preferred stock	$ 6,668
Conversion of SAFEs to Series F redeemable convertible preferred stock (in shares)	4,433,411
Exercise of stock options			100		100
Exercise of stock options (in shares)		639,738
Exercise of common stock warrants			26		26
Exercise of common stock warrants (in shares)
Balance at Mar. 31, 2026	$ 197,867	$ 3	$ 10,782	$ (193,504)	$ (182,719)
Balance (in Shares) at Mar. 31, 2026	149,616,222	29,442,072